Annual Total Returns[BarChart] - Federated Hermes Corporate Bond Strategy Portfolio - Federated Hermes Corporate Bond Strategy Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.12%	12.03%	(1.02%)	8.08%	(2.71%)	8.61%	8.01%	(2.82%)	16.56%	11.88%